Employees' Retirement Benefits - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Retirement benefit expenses		¥ 22,783	¥ 19,513
Percentage of severance benefits covered by non-contributory funded contract-type corporate pension plans			28.00%
Minimum age for non-contributory funded contract-type corporate pension plans to cover percentage of severance benefits			50 years
Minimum years of service for non-contributory funded contract-type corporate pension plans to cover percentage of severance benefits			20 years
Defined benefit plan, fair value of domestic stocks of parent company and affiliates		¥ 3,866	¥ 1,497
Percentage of defined benefit plan, domestic stocks of parent company and affiliates		0.40%	0.20%
Multi-employer plan, period contributions		¥ 123,667	¥ 123,462	¥ 122,476
Pension Plans, Defined Benefit | Scenario, Forecast
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	¥ 6,663
Transition obligation	47
Prior service cost	(444)
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of domestic stocks of parent company and affiliates		¥ 4,375	¥ 5,401
Percentage of defined benefit plan, domestic stocks of parent company and affiliates		0.40%	0.50%
Multi-employer plan, period contributions		¥ 30,801	¥ 35,916	¥ 40,028
Defined benefit plan, estimated future employer contributions		¥ 16,531
NTT CDBP | Scenario, Forecast
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	10,400
Prior service cost	¥ (7,464)